Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) - Preferred shares [member] - Non-viability Contingent Capital Series 22 [member]	3 Months Ended
Jan. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Share price per share	$ 25
Annual yield	5.20%
Reset spread	3.27%
Next redemption/conversion date	Apr. 30, 2024
Description of redeemable/convertible shares	Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 23, subject to certain conditions, on April 30, 2024, and on April 30 every five years thereafter. Holders of the Series 23 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.27%. The Series 22 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on April 30, 2024, and on April 30 every five years thereafter.
Redemption price per share	$ 25